Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Assets and Liabilities
The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of December 31, 2017 and 2016, which are classified as derivative assets, non-current derivative assets, derivative liabilities or non-current derivative liabilities in our Consolidated Balance Sheets (in millions).

	Fair Value Measurements as of
	December 31, 2017				December 31, 2016
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
SPL Interest Rate Derivatives liability	$—	$—	$—	$—	$—	$(6)	$—	$(6)
CQP Interest Rate Derivatives asset	—	21	—	21	—	13	—	13
CCH Interest Rate Derivatives liability	—	(32)	—	(32)	—	(86)	—	(86)
Liquefaction Supply Derivatives asset (liability)	2	10	43	55	(4)	(2)	79	73
LNG Trading Derivatives asset (liability)	(13)	5	—	(8)	2	(5)	—	(3)
FX Derivatives liability	—	(1)	—	(1)	—	—	—	—

Fair Value Inputs, Assets, Quantitative Information
The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of December 31, 2017:

	Net Fair Value Asset (in millions)	Valuation Approach	Significant Unobservable Input	Significant Unobservable Inputs Range
Physical Liquefaction Supply Derivatives	$43	Market approach incorporating present value techniques	Basis Spread	$(0.703) - $0.432

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives during the years ended December 31, 2017, 2016 and 2015 (in millions):

	Year Ended December 31,
	2017	2016	2015
Balance, beginning of period	$79	$32	$—
Realized and mark-to-market gains (losses):
Included in cost of sales (1)	(37)	48	32
Purchases and settlements:
Purchases	14	1	—
Settlements (1)	(12)	(2)	—
Transfers out of Level 3	(1)	—	—
Balance, end of period	$43	$79	$32
Change in unrealized gains relating to instruments still held at end of period	$(37)	$49	$32

(1)	Does not include the decrease in fair value of $1 million related to the realized gains capitalized during the year ended December 31, 2016

Derivative Net Presentation on Consolidated Balance Sheets
The following table shows the fair value of our derivatives outstanding on a gross and net basis (in millions):

	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
Offsetting Derivative Assets (Liabilities)
As of December 31, 2017
CQP Interest Rate Derivatives	$21	$—	$21
CCH Interest Rate Derivatives	3	—	3
CCH Interest Rate Derivatives	(35)	—	(35)
Liquefaction Supply Derivatives	64	(6)	58
Liquefaction Supply Derivatives	(3)	—	(3)
LNG Trading Derivatives	9	—	9
LNG Trading Derivatives	(37)	20	(17)
FX Derivatives	(1)	—	(1)
As of December 31, 2016
SPL Interest Rate Derivatives	$(6)	$—	$(6)
CQP Interest Rate Derivatives	16	—	16
CQP Interest Rate Derivatives	(3)	—	(3)
CCH Interest Rate Derivatives	(95)	9	(86)
Liquefaction Supply Derivatives	82	(2)	80
Liquefaction Supply Derivatives	(11)	4	(7)
LNG Trading Derivatives	21	(15)	6
LNG Trading Derivatives	(17)	8	(9)
FX Derivatives	5	(1)	4
FX Derivatives	(4)	—	(4)

Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
As of December 31, 2017, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
CQP Interest Rate Derivatives	$225 million	$1.3 billion	March 22, 2016	February 29, 2020	1.19%	One-month LIBOR
CCH Interest Rate Derivatives	$29 million	$4.9 billion	May 20, 2015	May 31, 2022	2.29%	One-month LIBOR

Fair Value of Derivative Instruments by Balance Sheet Location
The following table shows the fair value and location of our Interest Rate Derivatives on our Consolidated Balance Sheets (in millions):

	December 31, 2017				December 31, 2016
	SPL Interest Rate Derivatives	CQP Interest Rate Derivatives	CCH Interest Rate Derivatives	Total	SPL Interest Rate Derivatives	CQP Interest Rate Derivatives	CCH Interest Rate Derivatives	Total
Balance Sheet Location
Derivative assets	$—	$7	$—	$7	$—	$—	$—	$—
Non-current derivative assets	—	14	3	17	—	16	—	16
Total derivative assets	—	21	3	24	—	16	—	16

Derivative liabilities	—	—	(20)	(20)	(4)	(3)	(43)	(50)
Non-current derivative liabilities	—	—	(15)	(15)	(2)	—	(43)	(45)
Total derivative liabilities	—	—	(35)	(35)	(6)	(3)	(86)	(95)

Derivative asset (liability), net	$—	$21	$(32)	$(11)	$(6)	$13	$(86)	$(79)

Derivative Instruments, Gain (Loss)
The following table shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative gain (loss), net on our Consolidated Statements of Operations during the years ended December 31, 2017, 2016 and 2015 (in millions):

	Year Ended December 31,
	2017	2016	2015
SPL Interest Rate Derivatives loss	$(2)	$(6)	$(42)
CQP Interest Rate Derivatives gain	6	12	—
CCH Interest Rate Derivatives gain (loss)	3	(16)	(162)

Commodity Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Instruments by Balance Sheet Location
The following table shows the fair value and location of our Liquefaction Supply Derivatives and LNG Trading Derivatives (collectively, “Commodity Derivatives”) on our Consolidated Balance Sheets (in millions, except notional amount):

	December 31, 2017			December 31, 2016
	Liquefaction Supply Derivatives (1)	LNG Trading Derivatives (2)	Total	Liquefaction Supply Derivatives (1)	LNG Trading Derivatives (2)	Total
Balance Sheet Location
Derivative assets	$41	$9	$50	$13	$7	$20
Non-current derivative assets	17	—	17	67	—	67
Total derivative assets	58	9	67	80	7	87

Derivative liabilities	—	(17)	(17)	(7)	(10)	(17)
Non-current derivative liabilities	(3)	—	(3)	—	—	—
Total derivative liabilities	(3)	(17)	(20)	(7)	(10)	(17)

Derivative asset (liability), net	$55	$(8)	$47	$73	$(3)	$70

Notional amount (in TBtu) (3)	2,539	25		1,117	—

(1)
Does not include collateral call of $1 million and collateral deposit of $6 million for such contracts, which are included in other current assets in our Consolidated Balance Sheets as of December 31, 2017 and 2016, respectively.

(2)
Does not include collateral of $28 million and $10 million deposited for such contracts, which are included in other current assets in our Consolidated Balance Sheets as of December 31, 2017 and 2016, respectively.

(3)
SPL had secured up to approximately 2,214 TBtu and 1,994 TBtu of natural gas feedstock through natural gas supply contracts as of December 31, 2017 and 2016, respectively. CCL has secured up to approximately 2,024 TBtu and zero TBtu of natural gas feedstock through natural gas supply contracts, a portion of which is subject to the achievement of certain project milestones and other conditions precedent, as of December 31, 2017 and 2016, respectively.

Derivative Instruments, Gain (Loss)
The following table shows the changes in the fair value, settlements and location of our Commodity Derivatives recorded on our Consolidated Statements of Operations during the years ended December 31, 2017, 2016 and 2015 (in millions):

	Statement of Operations Location (1)	Year Ended December 31,
		2017	2016	2015
LNG Trading Derivatives gain (loss)	LNG revenues	$(44)	$(4)	1
Liquefaction Supply Derivatives loss (gain) (2)	Cost (cost recovery) of sales	24	(42)	(33)

(1)
Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

(2)	Does not include the realized value associated with derivative instruments that settle through physical delivery.

FX Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Instruments by Balance Sheet Location
The following table shows the fair value and location of our FX Derivatives on our Consolidated Balance Sheets (in millions):

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2017	December 31, 2016
FX Derivatives	Derivative assets	$—	$4
FX Derivatives	Derivative liabilities	—	(4)
FX Derivatives	Non-current derivative liabilities	(1)	—

Derivative Instruments, Gain (Loss)
The following table shows the changes in the fair value of our FX Derivatives recorded on our Consolidated Statements of Operations during the years ended December 31, 2017, 2016 and 2015 (in millions):

		Year Ended December 31,
	Statement of Operations Location	2017	2016	2015
FX Derivatives loss	LNG revenues	$(1)	$—	$—
FX Derivatives loss	Other income	—	(1)	—